PGIM S&P 500 Max Buffer ETF - August
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 105.5%
Affiliated Mutual Fund 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $63,862)(wb)	63,862	$63,862
Options Purchased*~ 103.7%
(cost $3,603,588)		3,603,396

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.5% (cost $3,667,450)		3,667,258
Option Written*~ (4.6)%
(premiums received $159,654)		(159,753)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.9% (cost $3,507,796)		3,507,505
Liabilities in excess of other assets (0.9)%		(30,746)

Net Assets 100.0%		$3,476,759

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/30/27	$14.94		47		5	$3,415,913
State Street SPDR S&P 500 ETF Trust	Put	07/30/27	$747.03		47		5	187,483
Total Options Purchased (cost $3,603,588)								$3,603,396
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/30/27	$805.97		47		5	$(159,753)
(premiums received $159,654)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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